Business combination - Summary of the net cash outflows due to business combination (Details) ₩ in Millions	Mar. 31, 2023 KRW (₩)
Disclosure of detailed information about business combination [abstract]
Consideration paid in cash	₩ 212,522
Acquired cash and cash equivalents	2,879
Deduction in total	₩ 209,643